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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.):      [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         S Squared Technology Corp.
Address:      515 Madison Avenue
              New York, NY 10022

Form 13F File Number: 28-3840

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Seymour L. Goldblatt
Title:        President
Phone:        212-421-2155

Signature, Place, and Date of Signing:

              /s/ Seymour L. Goldblatt       New York, New York  August 12, 2005
------------------------------------------
              [Signature]

S Squared Technology, LLC (SEC File No. 801-63753), S Squared Capital II Management, LLC (SEC File No. 801-63785) and S Squared Technology Corp. (SEC File No. 801-28130) are related SEC registered investment advisers (collectively, the "Adviser Entities"). Each of the Adviser Entities serves as investment adviser to one or more clients. The same personnel make investment decisions with respect to the securities set forth on the Form 13F filed by S Squared Technology, LLC for all of the clients of each of the Adviser Entities.

[   ]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this  report.)

[ x ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for
        this reporting manger are   reported in this report and a portion are
        reported by other manager(s).)

List of Other Managers Reporting for this Manager:

      S Squared Technology, LLC